Average Annual Total Returns - Summitry Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		11.41%	12.78%	11.94%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.56%	10.03%	9.91%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.49%	9.74%	9.38%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%